Tax (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income from continuing operations before taxes (CHF)
Switzerland	SFr 1,746	SFr 401	SFr 642
Foreign	(4,168)	3,226	3,454
Income/(loss) from continuing operations before taxes	(2,422)	3,627	4,096
Current and deferred taxes
Switzerland	28	99	12
Foreign	463	622	569
Current income tax expense	491	721	581
Switzerland	196	(321)	22
Foreign	(164)	1,005	673
Deferred income tax expense	32	684	695
Income tax expense	523	1,405	1,276
Income tax expense/(benefit) on discontinued operations	0	40	75
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(4)	4	1
Cumulative translation adjustment	(14)	(117)	44
Unrealized gains/(losses) on securities	(2)	5	(12)
Actuarial gains/(losses), Tax	(174)	(375)	388
Net prior service credit/(cost)	37	(11)	(25)
Share-based compensation and treasury shares	25	71	0
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%	SFr (533)	SFr 798	SFr 901
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	SFr (715)	SFr 314	SFr 189
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	(715)	314	189
of which total foreign tax expense	299	1,627	1,242
Changes in tax law and rates	347	151	184
Non-deductible amortization of other intangible assets and goodwill impairment	1,432	6	25
Other non-deductible expenses	391	666	492
of which non-deductible interest expenses	219	179	247
of which non-taxable offshore expenses			9
of which non-deductible bank levy costs and other non-deductible compensation expenses	69	59	93
of which non-deductible provision accruals	50	390	103
of which non-deductible other expenses	53	38
Additional taxable income	16	4	2
Lower taxed income	(276)	(272)	(381)
of which tax benefit related to exempt offshore income		34	56
of which tax benefit in respect to non-taxable dividend income	59	84	45
of which tax benefit related to non-taxable foreign exchange gains	49		18
of which tax benefit related to tax credits			67
of which tax benefit related non-taxable life insurance income	58	56	61
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix			41
of which tax benefit of a reversal deferred tax liability			49
of which tax benefit from tax deductible goodwill amortization			19
of which tax benefit from tax taxed at lower than statutory rate	16	35
of which exempt income	50
(Income)/loss taxable to non-controlling interests	6	(163)	(252)
Changes in deferred tax valuation allowance	(103)	1,064	385
Tax deductible impairments of Swiss subsidiary investments	(258)	(555)	(268)
Change in recognition of outside basis difference	262	(450)	0
Other	(46)	(158)	(1)
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	48	7	44
of which tax expense relating to non-recoverable foreign and withholding taxes		27	56
of which tax benefit from tax settlement		189
of which tax benefit from accrual adjustment		30
of which tax (benefit)/charge from the impact of prior year adjustments	28
Income tax expense	523	1,405	1,276
US
Increase/(decrease) in income taxes resulting from:
of which tax benefit following the change in tax status of an entity			36
Switzerland
Income from continuing operations before taxes (CHF)
Income/(loss) from continuing operations before taxes	1,746	401	642
Increase/(decrease) in income taxes resulting from:
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	155		57
UK
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates	175		184
of which tax benefit from the release of valuation allowances on deferred tax assets	162
of which valuation allowance deferred tax assets increases reassessment		662	278
UK and Switzerland
Increase/(decrease) in income taxes resulting from:
of which valuation allowance deferred tax assets increases reassessment	256
UK and Japan
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets			143
UK, Germany, Italy and Switzerland
Increase/(decrease) in income taxes resulting from:
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards		427
UK and Hong Kong
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets	109
Hong Kong
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets	88
Europe and Asia
Increase/(decrease) in income taxes resulting from:
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards			249
Spain
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets		25
New York
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates	(11)	151
New York City
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates	189
Brazil
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates	(16)
Other countries
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates	10
Bank
Income from continuing operations before taxes (CHF)
Switzerland	1,315	(179)	300
Foreign	(4,253)	3,140	3,354
Income/(loss) from continuing operations before taxes	(2,938)	2,961	3,654
Current and deferred taxes
Switzerland	(25)	56	(52)
Foreign	462	624	564
Current income tax expense	437	680	512
Switzerland	166	(384)	(15)
Foreign	(164)	1,003	673
Deferred income tax expense	2	619	658
Income tax expense	439	1,299	1,170
Income tax expense/(benefit) on discontinued operations	0	40	75
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(4)	4	1
Cumulative translation adjustment	(14)	(117)	44
Unrealized gains/(losses) on securities	(3)	7	(8)
Actuarial gains/(losses), Tax	14	(27)	99
Net prior service credit/(cost)	(9)	9	0
Share-based compensation and treasury shares	28	68	1
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%	SFr (646)	SFr 651	SFr 804
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	SFr (731)	SFr 347	SFr 248
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	(731)	347	248
of which total foreign tax expense	298	1,627	1,237
Changes in tax law and rates	347	151	184
Non-deductible amortization of other intangible assets and goodwill impairment	1,432	6	25
Other non-deductible expenses	389	666	493
of which non-deductible interest expenses	219	179	247
of which non-taxable offshore expenses			9
of which non-deductible bank levy costs and other non-deductible compensation expenses	69	59	93
of which non-deductible provision accruals	50	390	103
of which non-deductible other expenses	51	38
Additional taxable income	15	2	(5)
Lower taxed income	(272)	(265)	(374)
of which tax benefit related to exempt offshore income		34	56
of which tax benefit in respect to non-taxable dividend income	59	84	45
of which tax benefit related to non-taxable foreign exchange gains	49		18
of which tax benefit related to tax credits			67
of which tax benefit related non-taxable life insurance income	58	56	61
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix			41
of which tax benefit of a reversal deferred tax liability			49
of which tax benefit from tax deductible goodwill amortization			19
of which tax benefit from tax taxed at lower than statutory rate	16	35
of which exempt income	50
(Income)/loss taxable to non-controlling interests	7	(173)	(297)
Changes in deferred tax valuation allowance	(108)	1,071	381
Tax deductible impairments of Swiss subsidiary investments	(258)	(555)	(268)
Change in recognition of outside basis difference	262	(450)	0
Other	2	(152)	(21)
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	48	4	41
of which tax expense relating to non-recoverable foreign and withholding taxes		26	41
of which tax benefit from tax settlement		189
of which tax benefit from accrual adjustment		33
of which tax (benefit)/charge from the impact of prior year adjustments	28
Income tax expense	439	1,299	1,170
Bank | US
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the change in the tax status			36
Bank | Switzerland
Income from continuing operations before taxes (CHF)
Income/(loss) from continuing operations before taxes	1,315	(179)	300
Increase/(decrease) in income taxes resulting from:
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	109		57
Bank | UK
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates	175		184
of which tax benefit from the release of valuation allowances on deferred tax assets	162
of which valuation allowance deferred tax assets increases reassessment		662	278
Bank | UK and Switzerland
Increase/(decrease) in income taxes resulting from:
of which valuation allowance deferred tax assets increases reassessment	251
Bank | UK and Japan
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets			143
Bank | UK, Germany, Italy and Switzerland
Increase/(decrease) in income taxes resulting from:
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards		434
Bank | UK and Hong Kong
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets	109
Bank | Hong Kong
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets	88
Bank | Europe and Asia
Increase/(decrease) in income taxes resulting from:
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards			SFr 246
Bank | Spain
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets		25
Bank | New York
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates	(11)	SFr 151
Bank | New York City
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates	189
Bank | Brazil
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates	(16)
Bank | Other countries
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates	SFr 10